Cash and cash equivalents and Marketable securities (Tables)	12 Months Ended
Dec. 31, 2022
Cash And Cash Equivalents And Marketable Securities
Cash and cash equivalents

	12.31.2022	12.31.2021
Cash at bank and in hand	216	299
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	2,763	1,951
Other investment funds	244	163
	3,007	2,114
- Abroad
Time deposits	2,388	4,310
Automatic investing accounts and interest checking accounts	2,365	3,732
Other financial investments	20	12
	4,773	8,054
Total short-term financial investments	7,780	10,168
Total cash and cash equivalents	7,996	10,467

Marketable securities

			12.31.2022			12.31.2021
	In Brazil	Abroad	Total	In Brazil	Abroad	Total
Fair value through profit or loss	713	−	713	650	−	650
Amortized cost - Bank Deposit Certificates and time deposits	2,548	1,026	3,574	−	−	−
Amortized cost - Others	50	−	50	44	−	44
Total	3,311	1,026	4,337	694	−	694
Current	1,747	1,026	2,773	650	−	650
Non-current	1,564	−	1,564	44	−	44